Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Domestic	$ 4,751	$ 3,018	$ (755)
Foreign	(1,767)	(1,079)	(47)
Income (loss) before income taxes	$ 2,984	$ 1,939	$ (802)